Financial Instruments - Summary of Significant Exposure to Foreign Currency Risk (Details)	12 Months Ended
	Dec. 31, 2025 USD ($) $ / $ $ / ¥	Dec. 31, 2024 USD ($) $ / $ $ / ¥	Dec. 31, 2025 TWD ($)	Dec. 31, 2025 JPY (¥)	Dec. 31, 2024 TWD ($)	Dec. 31, 2024 JPY (¥)
Disclosure of detailed information about financial instruments [line items]
Financial liabilities | $	$ 835,043	$ 3,110,252
USD | Currency Risk
Disclosure of detailed information about financial instruments [line items]
Financial assets	647,190	490,113	$ 647,190		$ 490,113
Financial liabilities	$ 17,420,745	$ 17,787,300	$ 17,420,745		$ 17,787,300
Exchange rate | $ / $	31.445	32.785
JPY | Currency Risk
Disclosure of detailed information about financial instruments [line items]
Financial assets	$ 183,671	$ 158,002		¥ 28,719,729		¥ 24,714,231
Exchange rate | $ / ¥	156.36	156.42